Right-of-Use Assets and Operating Lease Liabilities - Schedule of Present Value of Lease Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Jan. 02, 2019
Leases [Abstract]
2020		$ 597,000
2021		776,000
2022		751,000
2023		773,000
2024 and thereafter		1,661,000
Total lease payments		4,558,000
Less: Imputed interest/present value discount		(576,000)
Present value of lease liabilities	$ 3,937,000	$ 3,982,000	$ 2,745,000	$ 1,457,000